SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
Schedule of financial information by reportable segments

Year ended December 31, 2020:

	Russia	Moscow				HQ and
	Convergent	Fixed Line	MTS Bank	Total	Other	elimination	Consolidated
Revenue
External customers	409,078	34,437	33,652	477,167	17,667	92	494,926
Intersegment	10,073	5,993	2,449	18,515	7,254	(25,769)	—
Total revenue	419,151	40,430	36,101	495,682	24,921	(25,677)	494,926
Operating profit/(loss)	101,515	14,056	2,224	117,795	270	(5,172)	112,893
Depreciation and amortization	(88,072)	(9,315)	(1,248)	(98,635)	(3,957)	2,358	(100,234)
Other disclosure:
Capital expenditures	99,428	8,350	2,407	110,185	3,795	—	113,980

Year ended December 31, 2019:

	Russia	Moscow				HQ and
	Convergent	Fixed Line	MTS Bank	Total	Other	elimination	Consolidated
Revenue
External customers	390,066	34,598	29,304	453,968	16,543	94	470,605
Intersegment	9,295	4,253	1,881	15,429	7,645	(23,074)	—
Total revenue	399,361	38,851	31,185	469,397	24,188	(22,980)	470,605
Operating profit/(loss)	95,290	17,244	3,473	116,007	11,064	(11,494)	115,577
Depreciation and amortization	(83,980)	(9,506)	(1,082)	(94,568)	(3,855)	2,228	(96,195)
Other disclosure:
Capital expenditures	75,569	9,100	2,414	87,083	3,928	—	91,011

Year ended December 31, 2018:

	Russia	Moscow				HQ and
	Convergent	Fixed Line	MTS Bank	Total	Other	elimination	Consolidated
Revenue
External customers	385,818	34,348	11,534	431,700	14,416	122	446,238
Intersegment	6,258	4,498	538	11,294	6,409	(17,703)	—
Total revenue	392,076	38,846	12,072	442,994	20,825	(17,581)	446,238
Operating profit/(loss)	98,432	12,695	1,512	112,639	8,206	(10,601)	110,244
Depreciation and amortization	(82,456)	(10,867)	(547)	(93,870)	(3,551)	2,105	(95,316)
Other disclosure:
Capital expenditures	67,523	6,306	683	74,512	13,936	—	88,448

Schedule of financial information by geographic areas

Revenue	2020	2019	2018
Russia	481,536	459,415	435,671
Other	13,390	11,190	10,567
Total revenue	494,926	470,605	446,238

	December 31,
Non-current assets(1)	2020	2019
Russia	401,743	373,803
Other	11,205	10,080
Total non-current assets:	412,948	383,883
(1)	Comprises property, plant and equipment, goodwill and other intangible assets.

Schedule of disaggregation of revenue

Year ended	Russia	Moscow				HQ and
December 31, 2020:	Convergent	Fixed Line	MTS Bank	Total	Other	elimination	Consolidated
Revenue
Mobile services	322,762	2,184	—	324,946	6,235	92	331,273
Fixed line services	24,477	32,141	—	56,618	332	—	56,950
Finance services	—	16	33,652	33,668	—	—	33,668
Integration services	409	—	—	409	2,513	—	2,922
Sales of goods	61,430	96	—	61,526	7,952	—	69,478
Other services	—	—	—	—	635	—	635
External Customers	409,078	34,437	33,652	477,167	17,667	92	494,926
Intersegment	10,073	5,993	2,449	18,515	7,254	(25,769)	—
Total revenue	419,151	40,430	36,101	495,682	24,921	(25,677)	494,926
Thereof:
Recognised over time	347,648	34,341	24,246	415,641	9,715	92	425,448
Recognised at point of time	61,430	96	9,406	61,526	7,952	—	69,478
	409,078	34,437	33,652	477,167	17,667	92	494,926

Year ended	Russia	Moscow				HQ and
December 31, 2019:	Convergent	Fixed Line	MTS Bank	Total	Other	elimination	Consolidated
Revenue
Mobile services	308,847	1,938	—	310,785	6,667	94	317,546
Fixed line services	23,085	32,543	—	55,628	376	—	56,004
Finance services	—	—	29,304	29,304	—	—	29,304
Integration services	457	—	—	457	3,166	—	3,623
Sales of goods	57,677	117	—	57,794	4,859	—	62,653
Other services	—	—	—	—	1,475	—	1,475
External Customers	390,066	34,598	29,304	453,968	16,543	94	470,605
Intersegment	9,295	4,253	1,881	15,429	7,645	(23,074)	—
Total revenue	399,361	38,851	31,185	469,397	24,188	(22,980)	470,605
Thereof:
Recognised over time	332,389	34,481	21,996	388,866	11,684	94	400,644
Recognised at point of time	57,677	117	7,308	65,102	4,859	—	69,961
	390,066	34,598	29,304	453,968	16,543	94	470,605

Year ended	Russia	Moscow				HQ and
December 31, 2018:	Convergent	Fixed Line	MTS Bank	Total	Other	elimination	Consolidated
Revenue
Mobile services	304,049	1,487	—	305,536	6,663	122	312,321
Fixed line services	22,939	32,739	—	55,678	377	—	56,055
Finance services	—	—	11,534	11,534	—	—	11,534
Integration services	350	5	—	355	872	—	1,227
Sales of goods	58,480	117	—	58,597	5,255	—	63,852
Other services	—	—	—	—	1,249	—	1,249
External Customers	385,818	34,348	11,534	431,700	14,416	122	446,238
Intersegment	6,258	4,498	538	11,294	6,409	(17,703)	—
Total revenue	392,076	38,846	12,072	442,994	20,825	(17,581)	446,238
Thereof:
Recognised over time	327,338	34,231	8,264	369,833	9,161	122	379,116
Recognised at point of time	58,480	117	3,270	61,867	5,255	—	67,122
	385,818	34,348	11,534	431,700	14,416	122	446,238